Document and Entity Information	Jul. 28, 2022
Document and Entity Information
Document Type	8-K
Document Period End Date	Jul. 28, 2022
Entity Registrant Name	WAYSIDE TECHNOLOGY GROUP, INC.
Entity File Number	000-26408
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3136104
Entity Address, Address Line One	4 Industrial Way West, Suite 300
Entity Address, City or Town	Eatontown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07724
City Area Code	732
Local Phone Number	389-0932
Title of 12(b) Security	Common stock, $.01 par value
Trading Symbol	WSTG
Security Exchange Name	NASDAQ
Entity Central Index Key	0000945983
Amendment Flag	false
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false